Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
The following table summarizes our financial performance and the compensation actually paid to our NEOs for 2022, 2021 and 2020, respectively:
					Value of Initial Fixed $100 Investment Based on(4)
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Compensation Actually Paid to Non- CEO NEOs(2)	COPT Total Shareholder Return	FTSE Nareit All Equity REITs Index (Peer Group) Total Shareholder Return(5)	Net Income	FFO per Share(6)
2022	$5,547,060	$8,518,704	$2,114,677	$2,814,964	$101.30	$100.62	$178,822	$2.36
2021	$5,502,562	$7,170,639	$2,231,836	$2,539,830	$104.64	$134.06	$81,578	$2.29
2020	$4,548,812	$4,844,929	$1,405,232	$550,795	$91.81	$94.88	$102,878	$2.12

(1)
Represents the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Budorick.

(2)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Mr. Budorick and for the average of the non-CEO NEOs are set forth following the footnotes to this table.

(3)
Represents the average of the total compensation reported in the Summary Compensation Table for the applicable year for our NEOs other than Mr. Budorick, including: for 2022 and 2021, Mr. Mifsud, our EVP + CFO, and Mr. Hartman, our EVP + COO during those years; and for 2020, Mr. Mifsud and Mr. Hartman (who served as our EVP + COO in November and December 2020), and Mr. Paul R. Adkins, who served as our EVP + COO until March 16, 2020.

(4)
Pursuant to SEC rules, the total shareholder return (“TSR”) comparison assumes $100 was invested on December 31, 2019 in either our common shares or common equity of the peer group.

(5)
Pursuant to SEC rules, we are utilizing the FTSE Nareit All Equity REITs index for TSR comparison within our Pay-Versus-Performance disclosure as the peer group, as it is the index utilized within our Annual Report on Form 10-K.

(6)
We consider the most important financial measure in linking our pay to performance to be FFO per share, which is the highest weighted objective in our AIA program.

The table below reconciles the amounts reported above for NEO Summary Compensation Table amounts to the amounts reported above as compensation actually paid:
	CEO			Non-CEO NEOs
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total Compensation	$5,547,060	$5,502,562	$4,548,812	$2,114,677	$2,231,836	$1,405,232
Subtract: Grant Date Fair Value of Awards in Year(1)	(3,583,054)	(3,278,200)	(2,741,199)	(1,044,106)	(976,715)	(822,167)
Add: Year End Fair Value of Outstanding and Unvested Awards Granted in Year(2)	4,228,174	3,454,244	2,552,887	1,232,094	1,029,165	489,327
Add/Subtract: Change in Fair Value of Outstanding and Unvested Prior Year Grants(3)	1,066,829	338,161	(73,623)	307,193	74,414	(7,703)
Add/Subtract: Change in Fair Value of Vested Prior Year Grants(4)	892,804	892,746	533,320	146,828	140,535	33,458
Subtract: Prior Year End Value of Grants Forfeited in Year(5)	—	—	—	—	—	(550,372)
Add: Dividends and Distributions on Stock Awards Not Included in Award Fair Value(6)	366,891	261,126	24,732	58,278	40,595	3,020
Compensation Actually Paid	$8,518,704	$7,170,639	$4,844,929	$2,814,964	$2,539,830	$550,795

(1)
Represents the fair value as of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year, as reported in the Summary Compensation Table.

(2)
Represents the fair value as of the end of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year.

(3)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and remained outstanding and unvested as of the last day of the indicated fiscal year.

(4)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year, and vested during the indicated fiscal year.

(5)
Represents the fair value as of the last day of the prior fiscal year of stock awards that were forfeited in the indicated fiscal year.

(6)
Represents the dividends and distributions paid in cash on stock awards in the indicated fiscal year not included in the award fair value, which applies to PSU and PB-PIU awards issued in 2018, 2019 and 2020 with a cash settlement feature for dividends or distributions on earned awards.

Company Selected Measure Name	FFO per Share
Named Executive Officers, Footnote [Text Block]
(1)
Represents the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Budorick.

(2)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Mr. Budorick and for the average of the non-CEO NEOs are set forth following the footnotes to this table.

(3)
Represents the average of the total compensation reported in the Summary Compensation Table for the applicable year for our NEOs other than Mr. Budorick, including: for 2022 and 2021, Mr. Mifsud, our EVP + CFO, and Mr. Hartman, our EVP + COO during those years; and for 2020, Mr. Mifsud and Mr. Hartman (who served as our EVP + COO in November and December 2020), and Mr. Paul R. Adkins, who served as our EVP + COO until March 16, 2020.

Peer Group Issuers, Footnote [Text Block]
(4)
Pursuant to SEC rules, the total shareholder return (“TSR”) comparison assumes $100 was invested on December 31, 2019 in either our common shares or common equity of the peer group.

(5)
Pursuant to SEC rules, we are utilizing the FTSE Nareit All Equity REITs index for TSR comparison within our Pay-Versus-Performance disclosure as the peer group, as it is the index utilized within our Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 5,547,060	$ 5,502,562	$ 4,548,812
PEO Actually Paid Compensation Amount	$ 8,518,704	7,170,639	4,844,929
Adjustment To PEO Compensation, Footnote [Text Block]
The table below reconciles the amounts reported above for NEO Summary Compensation Table amounts to the amounts reported above as compensation actually paid:
	CEO			Non-CEO NEOs
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total Compensation	$5,547,060	$5,502,562	$4,548,812	$2,114,677	$2,231,836	$1,405,232
Subtract: Grant Date Fair Value of Awards in Year(1)	(3,583,054)	(3,278,200)	(2,741,199)	(1,044,106)	(976,715)	(822,167)
Add: Year End Fair Value of Outstanding and Unvested Awards Granted in Year(2)	4,228,174	3,454,244	2,552,887	1,232,094	1,029,165	489,327
Add/Subtract: Change in Fair Value of Outstanding and Unvested Prior Year Grants(3)	1,066,829	338,161	(73,623)	307,193	74,414	(7,703)
Add/Subtract: Change in Fair Value of Vested Prior Year Grants(4)	892,804	892,746	533,320	146,828	140,535	33,458
Subtract: Prior Year End Value of Grants Forfeited in Year(5)	—	—	—	—	—	(550,372)
Add: Dividends and Distributions on Stock Awards Not Included in Award Fair Value(6)	366,891	261,126	24,732	58,278	40,595	3,020
Compensation Actually Paid	$8,518,704	$7,170,639	$4,844,929	$2,814,964	$2,539,830	$550,795

(1)
Represents the fair value as of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year, as reported in the Summary Compensation Table.

(2)
Represents the fair value as of the end of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year.

(3)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and remained outstanding and unvested as of the last day of the indicated fiscal year.

(4)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year, and vested during the indicated fiscal year.

(5)
Represents the fair value as of the last day of the prior fiscal year of stock awards that were forfeited in the indicated fiscal year.

(6)
Represents the dividends and distributions paid in cash on stock awards in the indicated fiscal year not included in the award fair value, which applies to PSU and PB-PIU awards issued in 2018, 2019 and 2020 with a cash settlement feature for dividends or distributions on earned awards.

Non-PEO NEO Average Total Compensation Amount	$ 2,114,677	2,231,836	1,405,232
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,814,964	2,539,830	550,795
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The table below reconciles the amounts reported above for NEO Summary Compensation Table amounts to the amounts reported above as compensation actually paid:
	CEO			Non-CEO NEOs
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total Compensation	$5,547,060	$5,502,562	$4,548,812	$2,114,677	$2,231,836	$1,405,232
Subtract: Grant Date Fair Value of Awards in Year(1)	(3,583,054)	(3,278,200)	(2,741,199)	(1,044,106)	(976,715)	(822,167)
Add: Year End Fair Value of Outstanding and Unvested Awards Granted in Year(2)	4,228,174	3,454,244	2,552,887	1,232,094	1,029,165	489,327
Add/Subtract: Change in Fair Value of Outstanding and Unvested Prior Year Grants(3)	1,066,829	338,161	(73,623)	307,193	74,414	(7,703)
Add/Subtract: Change in Fair Value of Vested Prior Year Grants(4)	892,804	892,746	533,320	146,828	140,535	33,458
Subtract: Prior Year End Value of Grants Forfeited in Year(5)	—	—	—	—	—	(550,372)
Add: Dividends and Distributions on Stock Awards Not Included in Award Fair Value(6)	366,891	261,126	24,732	58,278	40,595	3,020
Compensation Actually Paid	$8,518,704	$7,170,639	$4,844,929	$2,814,964	$2,539,830	$550,795

(1)
Represents the fair value as of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year, as reported in the Summary Compensation Table.

(2)
Represents the fair value as of the end of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year.

(3)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and remained outstanding and unvested as of the last day of the indicated fiscal year.

(4)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year, and vested during the indicated fiscal year.

(5)
Represents the fair value as of the last day of the prior fiscal year of stock awards that were forfeited in the indicated fiscal year.

(6)
Represents the dividends and distributions paid in cash on stock awards in the indicated fiscal year not included in the award fair value, which applies to PSU and PB-PIU awards issued in 2018, 2019 and 2020 with a cash settlement feature for dividends or distributions on earned awards.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph set forth below illustrates the relationship of our NEO compensation actually paid to our TSR, as well as the relationship of our TSR to that of the peer group (the FTSE Nareit All Equity REITs index):

Compensation Actually Paid vs. Net Income [Text Block]	The graph set forth below illustrates the relationship of our NEO compensation actually paid to our net income:
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The graph set forth below illustrates the relationship of our NEO compensation actually paid to our FFO per share:
Our executive compensation program is designed to align pay to performance, rewarding our executives for benefiting our shareholders. We believe that the stability of our TSR from 2020 through 2022 relative to the FTSE Nareit All Equity REITs Index aligns with the increases to compensation actually paid to our CEO and other NEO compensation year to year. In addition, we significantly and consistently outperformed the TSR of the Office Property Sector of the FTSE Nareit All Equity REITs Index from 2020 through 2022; our TSR return relative to the constituent companies of the Office Property Sector of the FTSE Nareit All Equity REITs index directly results in 100% of the performance-based equity payouts for our CEO and other NEOs, thereby directly linking this performance measure and shareholder success to our executive compensation.
Our FFO per share has increased from 2020 through 2022, which correlates directly to our increases in NEO compensation actually paid over this period. We consider the most important financial measure in linking our pay to performance to be FFO per share, which is the highest weighted objective in our AIA program. Our NEO compensation is less correlated to our net income than FFO per share; this is because net income includes the effects of certain items that we believe are not pertinent in evaluating the operating performance of an equity REIT.

Tabular List [Table Text Block]
Additional Important Financial Performance Measures for Executive Compensation
The performance measures most important to us in linking our executive compensation to our Company performance are set forth below:
>
FFO per share;

>
Same Properties cash NOI;

>
Net debt to in-place adjusted EBITDA ratio, which we refer to as “debt ratio”;

>
Development leasing volume; and

>
Core portfolio occupancy.

Total Shareholder Return Amount	$ 101.3	104.64	91.81
Peer Group Total Shareholder Return Amount	100.62	134.06	94.88
Net Income (Loss)	$ 178,822	$ 81,578	$ 102,878
Company Selected Measure Amount	2.36	2.29	2.12
PEO Name	Mr. Budorick	Mr. Budorick	Mr. Budorick
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO per share
Non-GAAP Measure Description [Text Block]	(6) We consider the most important financial measure in linking our pay to performance to be FFO per share, which is the highest weighted objective in our AIA program.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Same Properties cash NOI
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net debt to in-place adjusted EBITDA ratio, which we refer to as “debt ratio”
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Development leasing volume
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Core portfolio occupancy
PEO [Member] | Grant Date Fair Value of Awards in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,583,054)	$ (3,278,200)	$ (2,741,199)
PEO [Member] | Year End Fair Value of Outstanding and Unvested Awards Granted in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,228,174	3,454,244	2,552,887
PEO [Member] | Change in Fair Value of Outstanding and Unvested Prior Year Grants
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,066,829	338,161	(73,623)
PEO [Member] | Change in Fair Value of Vested Prior Year Grants
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	892,804	892,746	533,320
PEO [Member] | Dividends and Distributions on Stock Awards Not Included in Award Fair Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	366,891	261,126	24,732
Non-PEO NEO [Member] | Grant Date Fair Value of Awards in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,044,106)	(976,715)	(822,167)
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Awards Granted in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,232,094	1,029,165	489,327
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Prior Year Grants
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	307,193	74,414	(7,703)
Non-PEO NEO [Member] | Change in Fair Value of Vested Prior Year Grants
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	146,828	140,535	33,458
Non-PEO NEO [Member] | Prior Year End Value of Grants Forfeited in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(550,372)
Non-PEO NEO [Member] | Dividends and Distributions on Stock Awards Not Included in Award Fair Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 58,278	$ 40,595	$ 3,020